Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 186.9	SFr 157.2
Assets with discretionary mandates	223.1	271.8
Other assets under management	804.1	939.7
Assets under management (including double counting)	1,214.1	1,368.7	SFr 1,277.6
of which double counting	48.0	47.4
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	186.9	157.2
Assets with discretionary mandates	220.3	269.1
Other assets under management	789.7	924.8
Assets under management (including double counting)	1,196.9	1,351.1	SFr 1,265.1
of which double counting	SFr 46.8	SFr 46.3